INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Opening balance	$ 3,870	$ 4,633	$ 3,728
Decrease related to settlements with taxing authorities	(2,353)	(2,382)	(796)
Increase related to prior year tax positions	429	976	74
Decrease related to expiration of statutes of limitations	0	0	(92)
Increase related to current year tax positions	859	643	1,719
Closing balance	$ 2,805	$ 3,870	$ 4,633